Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jun. 29, 2020	Oct. 09, 2013
Related Party Transaction [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ (0)	$ (0)	$ (0)	$ 6,900
Ownership percentage					35.70%
Revenue for Vessels	152,009	46,549	217,072	93,039
Time charter [Member]
Related Party Transaction [Line Items]
Revenue for Vessels	145,241	45,679	207,740	91,328
Voyage contracts [Member]
Related Party Transaction [Line Items]
Revenue for Vessels	4,389	306	5,609	306
Pooling arrangements [Member]
Related Party Transaction [Line Items]
Revenue for Vessels	$ 2,379	$ 564	$ 3,723	1,405
Profit Sharing [Member]
Related Party Transaction [Line Items]
Revenue for Vessels				0
Navios Europe II [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Other than Temporary Impairment				$ 6,900
Ownership percentage						5.00%	5.00%
Navios Containers [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%	33.50%	100.00%	33.50%